Discontinued Operation - Schedule of Major Classes of Cashflow from Discontinued Operation (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Major Classes of Cashflow from Discontinued Operation [Abstract]
Net cash provided by operating activities				¥ 7,709,950
Net cash provided by investing activities
Net cash used in financing activities				¥ (7,772,526)